Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate loan fair value		¥ 73,857		¥ 73,857		¥ 63,272
Investment in securities, measured at fair value		15,983		15,983		9,384
Other assets		5,564		5,564		6,297
Policy liabilities and Policy Account Balances		226,221		226,221		266,422
Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate unpaid loan principal balance		70,022		70,022		60,556
Aggregate loan fair value		73,857		73,857		63,272
Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		5,564		5,564		6,297
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		226,221		226,221		266,422
Certain Equity securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		248	¥ 2,724	585	¥ 2,614
Investment in securities, measured at fair value		8,552		8,552		4,940
Investment in securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amount by which aggregate fair value of loan exceeds aggregate unpaid principal balance		0		0		1,537
Investment in securities, measured at fair value		15,732		15,732		13,737
Foreign government bond securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		20	(3)	51	14
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from changes in instrument-specific credit risk				0	0
Amount by which aggregate fair value of loan exceeds aggregate unpaid principal balance		3,835		3,835		2,716
Other assets		5,564		5,564		6,297
Policy liabilities and Policy Account Balances		226,221		226,221		266,422
Fair Value, Measurements, Recurring | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		(525)	1,982	1,069	(461)
Investment in securities, measured at fair value	[1]	73,857		73,857		63,272
Fair Value, Measurements, Recurring | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[2]	5,564		5,564		6,297
Fair Value, Measurements, Recurring | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[3]	226,221		226,221		266,422
Fair Value, Measurements, Recurring | Certain Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment in securities, measured at fair value	[4],[5]	390,965		390,965		396,465
Foreign Corporate Debt Securities | Fair Value, Measurements, Recurring | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		(18)	¥ 18	24	¥ 1,147
Investment in securities, measured at fair value		¥ 7,431		¥ 7,431		¥ 2,907

[1]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a loss of ¥461 million and a gain of ¥1,069 million from the change in the fair value of the loans for the six months ended September 30, 2020 and 2021, respectively. Included in “Other (income) and expense” in the consolidated statements of income were a gain of ¥1,982 million and a loss of ¥525 million from the change in the fair value of the loans for the three months ended September 30, 2020 and 2021, respectively. No gains or losses were recognized in earnings during the six months ended September 30, 2020 and 2021 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2021, were ¥60,556 million and ¥63,272 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥2,716 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of September 30, 2021, were ¥70,022 million and ¥73,857 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥3,835 million. As of March 31, 2021 and September 30, 2021, there were no loans that are 90 days or more past due or, in non-accrual status.
[2]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥6,297 million and ¥5,564 million as of March 31, 2021 and September 30, 2021, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the six and three months ended September 30, 2020 and 2021, see Note 17 “Life Insurance Operations.”
[3]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥266,422 million and ¥226,221 million as of March 31, 2021 and September 30, 2021, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the six and three months ended September 30, 2020 and 2021, see Note 17 “Life Insurance Operations.”
[4]	Certain subsidiaries elected the fair value option for certain investments in investment funds, and others included in equity securities. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥2,614 million and ¥585 million from the change in the fair value of those investments for the six months ended September 30, 2020 and 2021, respectively. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥2,724 million and ¥248 million from the change in the fair value of those investments for the three months ended September 30, 2020 and 2021, respectively. The amounts of aggregate fair value elected the fair value option were ¥4,940 million and ¥8,552 million as of March 31, 2021 and September 30, 2021, respectively.
[5]	The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥13,737 million and ¥15,732 million as of March 31, 2021 and September 30, 2021, respectively.